Fair Value Measurements- Schedule of Fair Value, Liabilities, Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - Warrant Liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 114	$ 10,704
Net exercise of warrants	0	(13,509)
Change in fair value	(95)	2,919
Ending balance	$ 19	$ 114